UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	02/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Money Market Fund

February 28, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.3%	Rate (%)	Date	Amount ($)	Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth NA)	0.52	3/7/09	4,345,000 a	4,345,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	1.52	3/7/09	2,800,000 a	2,800,000
Alexandria Bay,
GO Notes, BAN	3.75	9/17/09	2,375,000	2,394,091
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key
Bank)	0.95	3/7/09	4,235,000 a	4,235,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)	0.72	3/7/09	4,350,000 a	4,350,000
Avoca Central School District,
GO Notes, BAN	3.00	6/26/09	3,000,000	3,008,001
Avon Central School District,
GO Notes, BAN	2.75	6/23/09	1,721,500	1,725,715
Bleecker Terrace Housing
Development Corporation,
Housing Development Revenue
(Bleecker Terrace Apartments
Project) (LOC; FHLB)	1.67	3/7/09	1,570,000 a	1,570,000
Cazenovia Central School District,
GO Notes, BAN	2.75	6/5/09	1,650,288	1,653,261
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project) (LOC;
Key Bank)	1.25	3/7/09	850,000 a	850,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Liquidity Facility; Key Bank)	0.75	3/7/09	4,070,000 a	4,070,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	1.37	3/7/09	1,700,000 a	1,700,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	1,400,000	1,400,714
East Quogue Union Free School

District, GO Notes, TAN	2.75	6/26/09	500,000	500,628
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	1.15	3/7/09	2,445,000 a	2,445,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities,
Inc. Project) (LOC; Key Bank)	1.25	3/7/09	1,200,000 a	1,200,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Every Person Influences
Children, Inc. Project) (LOC;
Fifth Third Bank)	2.57	3/7/09	1,265,000 a	1,265,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	0.95	3/7/09	1,970,000 a	1,970,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy
Association Project) (LOC; Key
Bank)	1.25	3/7/09	560,000 a	560,000
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,300,000	4,315,867
Hammond Central School District,
GO Notes, BAN	3.50	9/11/09	963,209	968,707
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	0.95	3/7/09	1,340,000 a	1,340,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (LOC; Citibank
NA and Liquidity Facility;
Citibank NA)	0.75	3/7/09	13,800,000 a,b	13,800,000
Ithaca,
GO Notes, BAN	3.00	8/7/09	1,334,450	1,339,856
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Bank)	0.71	3/7/09	300,000 a	300,000
Laurens Central School District,
GO Notes, BAN	2.10	6/25/09	1,000,000	1,000,311
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.10	3/7/09	15,135,000 a	15,135,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	0.52	3/1/09	13,300,000 a	13,300,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.00	3/7/09	17,500,000 a	17,500,000

Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citigroup Inc.)	1.04	3/7/09	6,615,000 a,b	6,615,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	1.03	3/7/09	1,500,000 a	1,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.67	3/7/09	6,755,000 a	6,755,000
Monroe County Industrial
Development Agency, IDR
(National Development Council
Multi-Issue Facilities) (LOC;
HSBC Bank USA)	3.96	6/16/09	500,000	500,000
Naples Central School District,
GO Notes, BAN	2.25	6/16/09	1,150,000	1,151,156
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	0.82	3/7/09	11,300,000 a	11,300,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children Project) (LOC;
Commerce Bank)	0.82	3/7/09	1,550,000 a	1,550,000
New York City,
GO Notes	5.75	5/15/09	985,000	992,476
New York City,
GO Notes	5.00	8/1/09	400,000	405,035
New York City,
GO Notes (LOC; Bank of America)	0.60	3/1/09	32,800,000 a	32,800,000
New York City,
GO Notes (LOC; Landesbank
Baden-Wurttemberg)	0.52	3/1/09	1,205,000 a	1,205,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (2 Gold
Street) (Liquidity Facility;
FNMA and LOC; FNMA)	0.48	3/7/09	6,000,000 a	6,000,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; RBS Citizens
NA)	0.58	3/7/09	2,200,000 a	2,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;

Allied Irish Banks)	2.00	3/7/09	7,530,000 a	7,530,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	0.87	3/7/09	1,840,000 a	1,840,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	0.72	3/7/09	4,700,000 a	4,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Lycee
Francais de New York Project)
(LOC; TD Banknorth NA)	0.50	3/7/09	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	1.50	3/7/09	1,800,000 a	1,800,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Professional Children's School
Project) (LOC; Wachovia Bank)	0.82	3/7/09	1,900,000 a	1,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	0.87	3/7/09	1,025,000 a	1,025,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,500,000 c	1,553,283
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding	5.00	4/1/09	500,000	501,253
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System) (LOC;
TD Banknorth NA)	0.48	3/7/09	6,000,000 a	6,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.77	3/7/09	8,800,000 a	8,800,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.67	3/7/09	14,700,000 a	14,700,000
New York State Thruway Authority,
General Revenue (Liquidity
Facility: Citibank NA and LOC;
Citibank NA)	0.71	3/7/09	3,300,000 a,b	3,300,000
New York State Urban Development
Corporation, COP (James A.

Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	1.26	3/7/09	5,600,000 a,b	5,600,000
Newfane Central School District
GO Notes, BAN	2.75	7/10/09	2,100,000	2,104,051
North Hempstead Town,
GO Notes, BAN	3.00	6/26/09	800,000	802,005
North Syracuse Central School
District, GO Notes, BAN	2.50	6/19/09	2,965,459	2,970,276
Oneonta City School District,
GO Notes, BAN	2.75	6/24/09	2,500,000	2,504,238
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; Citizens Bank
of Massachusetts)	1.17	3/7/09	3,275,000 a	3,275,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	0.77	3/7/09	2,535,000 a	2,535,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	0.72	3/7/09	2,060,000 a	2,060,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	1.15	3/7/09	2,900,000 a	2,900,000
Oyster Bay-East Norwich Central
School District, GO Notes, TAN	2.75	6/26/09	1,000,000	1,002,048
Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,000,000	2,003,249
Port Authority of New York and New
Jersey, Equipment Notes	0.73	3/7/09	2,800,000 a	2,800,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	0.65	3/7/09	4,265,000 a	4,265,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (The Sage
Colleges Project) (LOC; M&T
Bank)	0.72	3/7/09	4,670,000 a	4,670,000
Rockland County,
GO Notes, BAN	2.50	4/24/09	270,000	270,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	0.75	3/7/09	8,400,000 a	8,400,000
Rockland County Industrial
Development Authority, Revenue

(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.77	3/7/09	2,800,000 a	2,800,000
Seaford Union Free School
District, GO Notes, BAN	2.75	7/17/09	1,000,000	1,002,779
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	0.95	3/7/09	1,420,000 a	1,420,000
Sewanhaka Central School District
of Elmont, Floral Park,
Franklin Square and New Hyde
Park, GO Notes, TAN	2.75	6/29/09	2,500,000	2,504,450
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.82	3/7/09	2,665,000 a	2,665,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	1.52	3/7/09	2,200,000 a	2,200,000
Tompkins County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Kendal at Ithaca,
Inc. Project) (LOC; Wachovia
Bank)	0.58	3/7/09	4,960,000 a	4,960,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	2.00	3/24/09	5,000,000	5,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	1.50	3/7/09	1,500,000 a	1,500,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	0.82	3/7/09	3,015,000 a	3,015,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Rye Country Day School
Project) (LOC; Allied Irish
Banks)	1.42	3/7/09	9,800,000 a,d	9,800,000

Total Investments (cost $327,693,450)			101.3%	327,693,450
Liabilities, Less Cash and Receivables			(1.3%)	(4,110,815)
Net Assets			100.0%	323,582,635

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $29,315,000 or 9.1% of net assets.
c	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	327,693,450
Level 3 - Significant Unobservable Inputs	0
Total	327,693,450

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)